Commitments and contingencies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Additional expenditure		$ 2.3
Potential tax indemnification	$ 10.8
Potential interest	2.6
Investors deposited	$ 9.2